Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.34%
Communication services: 0.23%
Entertainment: 0.23%
Sphere Entertainment Co.†	9,170	$1,586,685
Consumer discretionary: 8.77%
Automobile components: 1.35%
Gentherm, Inc.†	267,122	9,111,531
Distributors: 0.30%
GigaCloud Technology, Inc. Class A†	65,363	2,065,471
Hotels, restaurants & leisure: 1.63%
Lindblad Expeditions Holdings, Inc.†	391,446	11,054,435
Household durables: 1.39%
Toll Brothers, Inc.	57,076	9,403,271
Specialty retail: 3.32%
Burlington Stores, Inc.†	31,031	9,830,621
Chewy, Inc. Class A†	243,563	4,786,013
Revolve Group, Inc.†	343,306	7,858,274
		22,474,908
Textiles, apparel & luxury goods: 0.78%
Tapestry, Inc.	36,049	5,276,853
Energy: 4.25%
Energy equipment & services: 1.76%
Bristow Group, Inc.	185,444	7,662,546
TechnipFMC PLC	64,060	4,247,178
		11,909,724
Oil, gas & consumable fuels: 2.49%
Antero Resources Corp.†	149,434	5,251,111
Devon Energy Corp.	228,382	9,436,744
Teekay Corp. Ltd.	216,991	2,169,910
		16,857,765
Financials: 13.79%
Banks: 6.63%
Ameris Bancorp	106,620	9,623,521
Popular, Inc.	51,703	8,488,599
Texas Capital Bancshares, Inc.	80,237	8,285,273
UMB Financial Corp.	55,640	7,943,166
Wintrust Financial Corp.	65,689	10,557,536
		44,898,095
Capital markets: 2.37%
Cboe Global Markets, Inc.	30,943	7,508,938
See accompanying notes to portfolio of investments
Allspring Common Stock Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Capital markets(continued)
StoneX Group, Inc.†	36,327	$4,304,749
Virtu Financial, Inc. Class A	70,796	4,217,318
		16,031,005
Consumer finance: 0.40%
Atlanticus Holdings Corp.†	26,271	2,686,210
Financial services: 0.61%
Sezzle, Inc.†	24,282	4,167,520
Insurance: 3.78%
Arch Capital Group Ltd.†	80,360	7,799,742
Reinsurance Group of America, Inc.	43,016	9,147,352
Unum Group	96,561	8,632,553
		25,579,647
Health care: 15.40%
Biotechnology: 3.76%
Arrowhead Pharmaceuticals, Inc.†	34,511	2,812,992
BioMarin Pharmaceutical, Inc.†	57,972	3,317,158
Exelixis, Inc.†	66,207	3,602,323
Janux Therapeutics, Inc.†	111,321	1,709,891
Kiniksa Pharmaceuticals International PLC Class A†	46,752	2,989,790
Monte Rosa Therapeutics, Inc.†	99,349	2,404,246
Praxis Precision Medicines, Inc.†	4,831	1,617,370
Protagonist Therapeutics, Inc.†	17,278	2,117,937
PTC Therapeutics, Inc.†	25,038	2,042,350
Roivant Sciences Ltd.†	80,459	2,847,444
		25,461,501
Health care equipment & supplies: 3.04%
Haemonetics Corp.†	148,810	11,160,750
LivaNova PLC†	114,858	9,444,773
		20,605,523
Health care providers & services: 1.86%
Alignment Healthcare, Inc.†	196,175	4,670,927
HealthEquity, Inc.†	87,671	7,918,444
		12,589,371
Life sciences tools & services: 4.39%
Azenta, Inc.†	293,784	7,497,368
Bio-Rad Laboratories, Inc. Class A†	19,132	5,617,347
Bruker Corp.	157,073	9,452,653
ICON PLC ADR†	41,147	7,147,645
		29,715,013
Pharmaceuticals: 2.35%
Amneal Pharmaceuticals, Inc.†	195,798	3,389,263
Indivior Pharmaceuticals, Inc.†	77,300	3,171,619
See accompanying notes to portfolio of investments
2 | Allspring Common Stock Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Pharmaceuticals(continued)
Liquidia Corp.†	36,423	$2,904,006
Phibro Animal Health Corp. Class A	56,288	1,767,443
Rapport Therapeutics, Inc.†	49,633	2,068,207
Zevra Therapeutics, Inc.†	184,269	2,642,418
		15,942,956
Industrials: 28.48%
Aerospace & defense: 5.16%
BWX Technologies, Inc.	45,137	8,785,917
StandardAero, Inc.†	279,279	8,353,235
V2X, Inc.†	107,669	8,027,801
Woodward, Inc.	23,008	9,788,523
		34,955,476
Building products: 3.22%
AAON, Inc.	59,688	7,572,020
AZZ, Inc.	43,590	6,758,630
Carlisle Cos., Inc.	11,219	4,069,692
Modine Manufacturing Co.†	12,759	3,406,908
		21,807,250
Commercial services & supplies: 2.59%
Onterris, Inc.†	376,524	7,609,550
Republic Services, Inc. Class A	46,701	9,951,049
		17,560,599
Construction & engineering: 3.25%
API Group Corp.†	213,427	9,038,634
Argan, Inc.	5,739	4,582,878
Sterling Infrastructure, Inc.†	9,953	8,354,150
		21,975,662
Electrical equipment: 4.19%
Allient, Inc.	128,749	13,252,134
Nextpower, Inc. Class A†	40,805	4,861,508
Regal Rexnord Corp.	43,026	10,248,363
		28,362,005
Machinery: 1.28%
ESAB Corp.	87,790	8,658,728
Marine transportation: 1.80%
Kirby Corp.†	89,474	12,165,780
Passenger airlines: 1.54%
Alaska Air Group, Inc.†	200,092	10,444,802
Trading companies & distributors: 5.45%
Applied Industrial Technologies, Inc.	28,037	9,480,712
Herc Holdings, Inc.	73,883	10,590,389
See accompanying notes to portfolio of investments
Allspring Common Stock Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Trading companies & distributors(continued)
QXO, Inc.†	430,516	$7,439,316
WESCO International, Inc.	27,206	9,397,769
		36,908,186
Information technology: 16.22%
Electronic equipment, instruments & components: 5.89%
Littelfuse, Inc.	19,010	8,655,823
Mirion Technologies, Inc. Class A†	329,885	5,914,838
Ralliant Corp.	141,475	10,416,804
Teledyne Technologies, Inc.†	14,617	9,748,078
TTM Technologies, Inc.†	27,473	5,138,001
		39,873,544
IT services: 3.12%
MongoDB, Inc. Class A†	29,393	9,873,109
Okta, Inc.†	82,519	11,259,717
		21,132,826
Semiconductors & semiconductor equipment: 5.01%
Allegro MicroSystems, Inc.†	154,643	10,766,246
Marvell Technology, Inc.	44,447	13,240,317
ON Semiconductor Corp.†	105,280	9,953,171
		33,959,734
Software: 2.20%
CCC Intelligent Solutions Holdings, Inc.†	1,123,820	5,798,911
Dynatrace, Inc.†	207,379	9,106,012
		14,904,923
Materials: 5.46%
Chemicals: 2.01%
Albemarle Corp.	18,186	2,455,656
Ashland, Inc.	106,300	7,004,107
Westlake Corp.	56,469	4,122,237
		13,582,000
Metals & mining: 2.66%
Century Aluminum Co.†	158,933	7,312,507
Coeur Mining, Inc.	204,991	3,345,453
Commercial Metals Co.	98,675	6,191,856
USA Rare Earth, Inc.†	53,565	1,155,933
		18,005,749
Paper & forest products: 0.79%
Louisiana-Pacific Corp.	68,150	5,360,679
Real estate: 5.47%
Health care REITs: 1.10%
Omega Healthcare Investors, Inc.	156,392	7,456,771
See accompanying notes to portfolio of investments
4 | Allspring Common Stock Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Industrial REITs: 1.16%
Terreno Realty Corp.	121,787	$7,888,144
Residential REITs: 0.71%
Sun Communities, Inc.	40,088	4,806,952
Specialized REITs: 2.50%
CubeSmart	139,042	5,529,700
Gaming & Leisure Properties, Inc.	125,434	5,585,576
SBA Communications Corp. Class A	32,772	5,782,947
		16,898,223
Utilities: 1.27%
Independent power and renewable electricity producers: 1.27%
Talen Energy Corp.†	22,336	8,582,831
Total common stocks (Cost $509,932,066)		672,708,348

		Yield
Short-term investments: 0.94%
Investment companies: 0.94%
Allspring Government Money Market Fund Select Class♠∞		3.57%	6,391,087	6,391,087
Total short-term investments (Cost $6,391,087)				6,391,087
Total investments in securities (Cost $516,323,153)	100.28%			679,099,435
Other assets and liabilities, net	(0.28)			(1,898,517)
Total net assets	100.00%			$677,200,918

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,986,689	$118,767,871	$(117,363,473)	$0	$0	$6,391,087	6,391,087	$126,640
See accompanying notes to portfolio of investments
Allspring Common Stock Fund | 5

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Common Stock Fund

Notes to portfolio of investments—June 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,586,685	$0	$0	$1,586,685
Consumer discretionary	59,386,469	0	0	59,386,469
Energy	28,767,489	0	0	28,767,489
Financials	93,362,477	0	0	93,362,477
Health care	104,314,364	0	0	104,314,364
Industrials	192,838,488	0	0	192,838,488
Information technology	109,871,027	0	0	109,871,027
Materials	36,948,428	0	0	36,948,428
Real estate	37,050,090	0	0	37,050,090
Utilities	8,582,831	0	0	8,582,831
Short-term investments
Investment companies	6,391,087	0	0	6,391,087
Total assets	$679,099,435	$0	$0	$679,099,435
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Common Stock Fund | 7